Post-retirement benefits - Summary of amount recognised in balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (658)	$ (723)	$ (470)
Effect of asset ceiling	(50)	(66)
– Deficits	(1,063)	(1,189)
– Surpluses	405	466
Net deficits on pension plans	(82)	(95)
Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(82)	(95)
Effect of asset ceiling	(50)
– Deficits	(487)
– Surpluses	405
Net deficits on pension plans	(82)
Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(576)	(628)
Effect of asset ceiling	0
– Deficits	(576)
– Surpluses	0
Net deficits on pension plans	0
Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(576)	(628)
Unfunded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	0
Unfunded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(576)
Plan assets
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	10,155	11,138	10,708
Plan assets | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	10,155	11,138
Plan assets | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	0	0
Present value of defined benefit obligation
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(10,763)	(11,795)	$ (11,177)
Present value of defined benefit obligation | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(10,187)	(11,167)
Present value of defined benefit obligation | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(576)	(628)
Present value of defined benefit obligation | Funded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(9,840)	(10,799)
Present value of defined benefit obligation | Funded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(9,840)
Present value of defined benefit obligation | Funded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	0
Present value of defined benefit obligation | Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(923)	$ (996)
Present value of defined benefit obligation | Unfunded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	(347)
Present value of defined benefit obligation | Unfunded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net deficit to be shown in the balance sheet	$ (576)